1919 Financial Services Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Capital Markets - 6.8%
Ameriprise Financial, Inc.	6,128	$2,723,283
CME Group, Inc.	4,700	1,388,145
Interactive Brokers Group, Inc. - Class A	3,500	234,745
S&P Global, Inc.	4,400	1,871,496
StoneX Group, Inc. (a)	3,150	254,048
		6,471,717

Commercial Banks - 46.4% (b)
Amalgamated Financial Corp.	14,300	555,841
Atlantic Union Bankshares Corp.	8,400	300,216
Bancorp, Inc. (a)	12,170	653,894
Bank of America Corp.	113,700	5,542,875
Banner Corp.	35,370	2,146,252
Coastal Financial Corp. (a)	52,400	3,987,640
Community Financial System, Inc.	24,800	1,454,520
Fifth Third Bancorp	81,800	3,800,428
JPMorgan Chase & Co.	33,696	9,912,015
M&T Bank Corp.	10,300	2,129,216
PNC Financial Services Group, Inc.	11,937	2,483,970
QCR Holdings, Inc.	53,407	4,563,628
SmartFinancial, Inc.	49,543	1,936,141
SouthState Bank Corp.	24,075	2,227,419
Stock Yards Bancorp, Inc.	36,000	2,386,440
		44,080,495

Diversified Financial Services - 8.4%
Intercontinental Exchange, Inc.	31,365	4,933,087
The Charles Schwab Corp.	32,596	3,063,372
		7,996,459

Insurance - 24.0%
Arch Capital Group Ltd. (a)	13,520	1,297,785
Berkshire Hathaway, Inc. (a)	10,500	5,031,600
Brown & Brown, Inc.	39,801	2,595,423
Chubb Limited	18,348	5,980,164
First American Financial Corp.	6,000	361,740
Globe Life, Inc.	11,972	1,666,143
Hanover Insurance Group, Inc.	9,883	1,713,218
Marsh & McLennan Cos., Inc.	7,708	1,336,952
Progressive Corp.	3,753	743,995
Reinsurance Group of America, Inc.	5,579	1,139,009
RLI Corp.	12,720	725,549
Ryan Specialty Holdings, Inc.	5,500	185,570
		22,777,148

1919 Financial Services Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
IT Services - 8.2%
Fiserv, Inc. (a)	6,130	$342,054
Global Payments, Inc.	10,000	673,000
Mastercard, Inc. - Class A	2,100	1,049,286
Visa, Inc. - Class A	19,000	5,742,560
		7,806,900

Professional Services - 2.0%
Verisk Analytics, Inc.	10,000	1,897,500

Real Estate Investment Trusts (REITs) - 2.4%
Equity LifeStyle Properties, Inc.	6,800	424,456
Simon Property Group, Inc.	2,400	447,672
Terreno Realty Corp.	22,183	1,362,480
		2,234,608
TOTAL COMMON STOCKS (Cost $40,641,947)		93,264,827

SHORT-TERM INVESTMENTS - 2.0%	Shares	Value
Fidelity Investments Money Market - Government Portfolio - Class I, 3.53% (c)	1,897,690	1,897,690
TOTAL SHORT-TERM INVESTMENTS (Cost $1,897,690)		1,897,690

TOTAL INVESTMENTS - 100.2% (Cost $42,539,637)		95,162,517
Liabilities in Excess of Other Assets - (0.2)%		(226,744)
TOTAL NET ASSETS - 100.0%		$94,935,773

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

1919 Financial Services Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$93,264,827	$–	$–	$93,264,827
Short-Term Investments	1,897,690	–	–	1,897,690
Total Investments	$95,162,517	$–	$–	$95,162,517

Refer to the Schedule of Investments for further disaggregation of investment categories.